CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 41,861,007	$ 15,890,262	$ 13,348,373
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	42,183,163	56,689,484	59,695,888
Depreciation and amortization	4,629,756	4,837,876	4,906,380
Provision for deferred (prepaid) taxes	487,481	156,075	444,780
Equipment and amortization on securities	(763,017)	(214,898)	(425,618)
Decrease (increase) in miscellaneous other assets	(1,634,447)	(2,409,367)	(1,758,206)
Decrease in other liablities	6,995,269	6,109,380	(2,051,933)
Net Cash Provided by (Used in) Operating Activities	93,759,212	81,058,812	74,159,664
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(588,636,277)	(516,978,375)	(540,426,634)
Loan payments	456,342,806	412,553,076	407,678,188
Purchases of securities, available for sale	(59,722,784)	(19,013,337)	(3,265,479)
Sales of securities, available for sale	0	0	14,873,211
Redemptions of securities, available for sale	15,905,000	7,220,000	9,145,000
Redemptions of securities, held to maturity	0	0	400,000
Capital expenditures	(3,339,606)	(3,022,147)	(5,047,495)
Proceeds from sale of equipment	35,088	67,462	132,478
Net Cash Provided by (Used in) Investing Activities	(179,415,773)	(119,173,321)	(116,510,731)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Senior Demand Notes	17,420,976	10,372,708	2,910,714
Advances on credit line	164,964,653	193,849,330	189,428,300
Payments on credit line	(223,564,653)	(186,299,330)	(131,258,300)
Commercial paper issued	161,768,917	139,155,810	76,624,561
Commercial paper redeemed	(41,849,573)	(110,373,572)	(46,936,830)
Subordinated debt issued	6,963,742	6,916,788	6,677,992
Subordinated debt redeemed	(7,346,797)	(5,846,413)	(7,943,418)
Dividends / distributions paid	(20,012,306)	(440,970)	(2,719,240)
Net Cash Provided by (Used in) Financing Activities	58,344,959	47,334,351	86,783,779
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(27,311,602)	9,219,842	44,432,712
CASH AND CASH EQUIVALENTS, beginning	67,678,422	58,458,580	14,025,868
CASH AND CASH EQUIVALENTS, ending	40,366,820	67,678,422	58,458,580
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest Paid	23,018,333	21,119,661	19,156,155
Income Taxes Paid	3,050,638	3,178,625	3,346,023
Adoption of ASC 842 - Lease Assets and Associated Liabilities	$ 0	$ 0	$ 29,781,213